Stock-based Compensation	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based Compensation
Stock-based Compensation
PMI grants equity awards primarily through its Amended and Restated 2005 Stock Option Plan (the “2005 Plan”), which was approved as amended and restated by its stockholders on December 1, 2010; and its 2015 Equity Incentive Plan, which was approved by its stockholders on April 7, 2015 and subsequently amended by an Amendment No. 1 and Amendment No. 2, which were approved by PMI's stockholders on February 15, 2016 and May 31, 2016, respectively (as amended, the "2015 Plan"). In March 2015, the 2005 Plan expired, except that any awards granted under the 2005 Plan prior to its expiration remain in effect pursuant to their terms. As of December 31, 2017, under the 2015 Plan, options to purchase up to 62,489,358 shares of PMI's common stock are reserved and may be granted to employees, directors, and consultants by PMI’s Board of Directors and stockholders to promote the success of Prosper’s business. Options generally vest 25% one year from the vesting commencement date and 1/48th per month thereafter or vest 50% two years from the vesting commencement date and 1/48 per month thereafter or vest 1/36th per month from the vesting commencement date.  In no event are options exercisable more than ten years after the date of grant.
The number of options, restricted stock units and amounts per share reflects a 5-for-1 forward stock split effected by PMI on February 16, 2016.
Stock Option Reprice
On May 3, 2016, the Compensation Committee of the Board of Directors of PMI approved a stock option repricing program, (the “2016 Reprice”) authorizing PMI’s officers to reprice certain outstanding stock options held by employees and directors that had exercise prices above the current fair market value of PMI’s common stock.  The repricing was effected on May 16, 2016 for eligible directors and employees located in the United States and on May 19, 2016 for eligible employees located in Israel.
On March 17, 2017, the Compensation Committee of the Board of Directors of PMI approved a stock option repricing program (the “2017 Reprice” and together with the 2016 Reprice, the "Repricings"), authorizing PMI’s officers to reprice certain outstanding stock options held by employees and directors that had exercise prices above the current fair market value of PMI’s common stock.  The 2017 Reprice was effected on March 17, 2017 for eligible directors and employees. Prosper believes that the Repricings will encourage the continued service of valued employees and directors, and motivate them to perform at high levels, both of which are critical to Prosper’s continued success. Prosper incurred additional stock based compensation charges as a result of the Repricings. The financial statement impact of the above Repricings was $1.9 million and $2.2 million in the years ended December 31, 2017 and December 31, 2016, respectively, as well as $1.3 million (net of forfeitures) that will be recognized over the remaining weighted average vesting period of 1.5 years.
Early Exercised Stock Options
The balance of stock options that were early exercised under the 2005 Plan as of December 31, 2017 is not material.
Stock Option Activity
Stock option activity under the 2005 Plan and 2015 Plan is summarized as follows for the years below:

	Options Issued and Outstanding	Weighted- Average Exercise Price	Weighted Average Contractual Term (in years)
Balance as of January 1, 2017	41,395,719	$1.48
Options granted	37,964,549	$0.28
Options exercised – vested	(606,284)	$0.16
Options forfeited	(20,123,445)	$0.74
Option expirations	(2,500)	$0.22
Balance as of December 31, 2017	58,628,039	$0.25	8.62
Options vested and expected to vest as of December 31, 2017	50,670,325	$0.25	8.62
Options vested and exercisable at December 31, 2017	27,189,177	$0.20	7.99

For the year ended December 31, 2017, we granted stock options to purchase 37,964,549 shares of common stock at a weighted average grant date fair value of $0.28 per share.
Other Information Regarding Stock Options
Additional information regarding common stock options outstanding as of December 31, 2017 is as follows:

	Options Outstanding			Options Vested and Exercisable
Range of Exercise Prices	Number Outstanding	Weighted – Avg. Remaining Life	Weighted – Avg. Exercise Price	Number Vested	Weighted - Avg. Exercise Price
$0.02 - 0.20	4,768,290	6.04	$0.11	4,768,290	$0.11
0.21 - 0.50	46,316,491	8.69	0.22	22,398,767	0.22
0.51 - 1.13	7,543,258	9.84	0.53	22,120	1.13
$0.02 - 1.13	58,628,039	8.62	$0.25	27,189,177	$0.20

The fair value of options granted to employees is estimated on the grant date using the Black-Scholes option valuation model. This valuation model for stock-based compensation expense requires Prosper to make assumptions and judgments about the variables used in the calculation, including the fair value of PMI’s common stock, the expected term (the period of time that the options granted are expected to be outstanding), the volatility of PMI’s common stock, a risk-free interest rate, and expected dividends. Given the absence of a publicly traded market, Prosper considered numerous objective and subjective factors to determine the fair value of PMI’s common stock at each grant date. These factors included, but were not limited to: (i) contemporaneous valuations of common stock performed by unrelated third-party specialists; (ii) the prices for PMI’s preferred stock sold to outside investors; (iii) the rights, preferences and privileges of PMI’s preferred stock relative to PMI’s common stock; (iv) the lack of marketability of PMI’s common stock; (v) developments in the business; (vi) secondary transactions of PMI’s common and preferred shares and (vii) the likelihood of achieving a liquidity event, such as an initial public offering or a merger or acquisition of Prosper, given prevailing market conditions. As PMI’s stock is not publicly traded volatility for stock options is based on an average of the historical volatilities of the common stock of several entities with characteristics similar to those of Prosper. The expected term assumptions were determined based on the vesting terms, exercise terms and contractual lives of the options using the simplified method. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant for periods corresponding with the expected life of the option. Prosper uses an expected dividend yield of zero as it does not anticipate paying any dividends in the foreseeable future.
Prosper also estimates forfeitures of unvested stock options. Expected forfeitures are based on Prosper’s historical experience.  To the extent actual forfeitures differ from the estimates, the difference will be recorded as a cumulative adjustment in the period estimates are revised. No compensation cost is recorded for stock options that do not vest.
The fair value of PMI’s stock option awards for the year ended December 31, 2017, 2016 and 2015 was estimated at the date of grant using the Black-Scholes model with the following average assumptions:

	Year ended December 31,
	2017	2016	2015
Volatility of common stock	49.24%	50.88%	55.69%
Risk-free interest rate	2.12%	1.29%	1.74%
Expected life	6.0 years	5.8 years	6.0 years
Dividend yield	—%	—%	—%

 PMI did not grant any performance-based options in 2015, 2016, or 2017.
Restricted Stock Unit Activity
During the years ended December 31, 2015, 2016 and 2017, PMI began granting restricted stock units (“RSUs”) to certain employees that are subject to three-year vesting terms or four-year vesting terms and the occurrence of a liquidity event.
The aggregate fair value of the RSUs granted was $3 thousand. The following table summarizes the activities for PMI’s RSUs during 2017:

	Number of Shares	Weighted-Average Grant Date Fair Value
Unvested at January 1, 2017	1,995,159	2.16
Granted	12,500	0.22
Vested	—	—
Forfeited	(608,479)	2.18
Unvested - December 31, 2017	1,399,180	2.16
The following table presents the amount of stock-based compensation related to stock-based awards granted to employees recognized in Prosper’s consolidated statements of operations during the periods presented (in thousands):

	December 31,
	2017	2016	2015
Origination and Servicing	$996	$2,004	$1,231
Sales and Marketing	553	2,914	2,561
General and Administrative	10,689	14,824	9,219
Restructuring	—	45	—
Total stock based compensation	$12,238	$19,787	$13,011

During the year ended December 31, 2017, 2016 and 2015, Prosper capitalized $294 thousand, $718 thousand and $623 thousand, respectively, of stock-based compensation as internal use software and website development costs. As of December 31, 2017, the unamortized stock-based compensation expense related to Prosper employees’ unvested stock-based awards was approximately $13.8 million, which will be recognized over the remaining weighted-average vesting period of approximately 1.8 years.